Lease	12 Months Ended
Dec. 31, 2023
Lease
Lease

8.    Lease

The Group’s leasing activities primarily consist of operating leases for offices. The Group adopted ASC 842 effective January 1, 2018. ASC 842 requires lessees to recognize right-of-use assets and lease liabilities on the balance sheet. The Group has applied the available practical expedient to not recognize short-term leases with lease terms of one year or less on the balance sheet.

As of December 31, 2022 and 2023, the Group recorded right-of-use assets of approximately RMB100.1 million and RMB40.2 million and lease liabilities of approximately RMB96.6 million and RMB45.7 million, respectively, for operating leases as a leasee. Supplemental cash flow information related to operating leases was as follows (in thousands):

	For the Year Ended December 31,
	2022	2023
	RMB	RMB
Cash payments for operating leases	56,717	48,613
Right-of-use assets obtained in exchange for operating lease liabilities	24,818	27,853

Future lease payments under operating leases as of December 31, 2023 were as follows (in thousands):

RMB
2024	42,956
2025	3,110
2026	654
Total future lease payments	46,720
Less: imputed interest	(989)
Total lease liabilities	45,731

The weighted-average remaining lease term was 2.01 years and 0.92 years as of December 31, 2022 and 2023, respectively.

The weighted-average discount rate used to determine the operating lease liability as of December 31, 2022 and 2023 was 4.75% and 4.75%, respectively.

Operating lease expenses for the years ended December 31, 2021, 2022 and 2023 was RMB38.7 million, RMB54.3 million and RMB58.4 million, respectively, which excluded expenses of short-term contracts. Short-term lease expenses for the years ended December 31, 2021, 2022 and 2023 were RMB0.5 million, RMB2.4 million and RMB5.8 million, respectively.

No lease contract was early terminated for the years ended December 31, 2021 and 2022. The right-of-use assets and lease liabilities early terminated for the year ended December 31, 2023 were RMB32.5 million and RMB32.4 million, respectively.